Prudential Day One 2040 Fund
Schedule of Investments (unaudited) as of April 30, 2020
Description	Shares	Value
Long-Term Investments 98.9%
Affiliated Mutual Funds
PGIM Core Conservative Bond Fund (Class R6)	118,570	$1,254,469
PGIM Global Real Estate Fund (Class R6)	80,343	1,555,449
PGIM Jennison Small-Cap Core Equity Fund (Class R6)*	90,751	914,768
PGIM QMA Commodity Strategies Fund (Class R6)	172,107	1,271,871
PGIM QMA Emerging Markets Equity Fund (Class R6)	160,179	1,553,739
PGIM QMA International Developed Markets Index Fund (Class R6)	453,621	4,631,468
PGIM QMA Large-Cap Core Equity Fund (Class R6)	572,849	8,042,804
PGIM QMA Mid-Cap Core Equity Fund (Class R6)	240,953	2,117,974
PGIM QMA US Broad Market Index Fund (Class R6)	377,502	4,956,598
PGIM TIPS Fund (Class R6)	181,987	1,870,828
PGIM Total Return Bond Fund (Class R6)	176,232	2,513,070

Total Long-Term Investments (cost $31,571,106)		30,683,038

Short-Term Investment 1.1%
Affiliated Mutual Fund
PGIM Core Ultra Short Bond Fund (cost $347,476)	347,476	347,476

TOTAL INVESTMENTS 100.0% (cost $31,918,582)(w)		31,030,514
Liabilities in excess of other assets (0.0)%		(8,753)

Net Assets 100.0%		$31,021,761

*	Non-income producing security.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as the manager of the underlying funds in which the Fund invests.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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Prudential Day One Funds